UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: January 31

Date of reporting period: July 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Multi-Asset Growth Fund
Class A [SCHAX]
Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period  February 1, 2026, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$20	0.38%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$971,953,143
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	20%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Growth Fund	PAGE 1	7537-STSR-0926

Franklin Multi-Asset Growth Fund
Class C [SCHCX]
Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period  February 1, 2026, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C1	$56	1.10%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$971,953,143
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	20%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Growth Fund	PAGE 1	7539-STSR-0926

Franklin Multi-Asset Growth Fund
Class R [LLLRX]
Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period  February 1, 2026, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R1	$36	0.71%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$971,953,143
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	20%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Growth Fund	PAGE 1	7144-STSR-0926

Franklin Multi-Asset Growth Fund
Class I [LANIX]
Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period  February 1, 2026, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1	$7	0.14%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$971,953,143
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	20%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Growth Fund	PAGE 1	7540-STSR-0926

Franklin Multi-Asset Moderate Growth Fund
Class A [SCGRX]
Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period  February 1, 2026, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$20	0.40%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$555,748,875
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Moderate Growth Fund	PAGE 1	7545-STSR-0926

Franklin Multi-Asset Moderate Growth Fund
Class C [SCGCX]
Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period  February 1, 2026, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C1	$58	1.14%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$555,748,875
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Moderate Growth Fund	PAGE 1	7547-STSR-0926

Franklin Multi-Asset Moderate Growth Fund
Class R [LLMRX]
Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period  February 1, 2026, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$41	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$555,748,875
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Moderate Growth Fund	PAGE 1	7143-STSR-0926

Franklin Multi-Asset Moderate Growth Fund
Class I [LLAIX]
Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period  February 1, 2026, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1	$7	0.14%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$555,748,875
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Moderate Growth Fund	PAGE 1	7548-STSR-0926

Franklin Multi-Asset Conservative Growth Fund
Class A [SBBAX]
Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period  February 1, 2026, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$22	0.43%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$304,857,374
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Conservative Growth Fund	PAGE 1	7529-STSR-0926

Franklin Multi-Asset Conservative Growth Fund
Class C [SCBCX]
Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period  February 1, 2026, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C1	$60	1.19%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$304,857,374
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Conservative Growth Fund	PAGE 1	7531-STSR-0926

Franklin Multi-Asset Conservative Growth Fund
Class R [LLARX]
Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period  February 1, 2026, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R1	$39	0.78%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$304,857,374
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Conservative Growth Fund	PAGE 1	7142-STSR-0926

Franklin Multi-Asset Conservative Growth Fund
Class I [LMEIX]
Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period  February 1, 2026, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1	$8	0.15%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$304,857,374
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Conservative Growth Fund	PAGE 1	7532-STSR-0926

Franklin Multi-Asset Defensive Growth Fund
Class A [SBCPX]
Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period  February 1, 2026, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$28	0.56%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$102,531,910
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Defensive Growth Fund	PAGE 1	7541-STSR-0926

Franklin Multi-Asset Defensive Growth Fund
Class C [LWLAX]
Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period  February 1, 2026, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C1	$70	1.40%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$102,531,910
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Defensive Growth Fund	PAGE 1	7065-STSR-0926

Franklin Multi-Asset Defensive Growth Fund
Class R [LMLRX]
Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period  February 1, 2026, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R1	$37	0.74%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$102,531,910
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Defensive Growth Fund	PAGE 1	7141-STSR-0926

Franklin Multi-Asset Defensive Growth Fund
Class I [LMGIX]
Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period  February 1, 2026, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I1	$13	0.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$102,531,910
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Defensive Growth Fund	PAGE 1	7544-STSR-0926

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin Multi-Asset Allocation Funds
Financial Statements and Other Important Information
Semi-Annual | July 31, 2026

Franklin Multi-Asset Growth Fund
Franklin Multi-Asset Moderate Growth Fund
Franklin Multi-Asset Conservative Growth Fund
Franklin Multi-Asset Defensive Growth Fund
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedules of Investments (unaudited)
July 31, 2026
 Franklin Multi-Asset Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 98.8%
Domestic Equity — 78.1%
Franklin Templeton ETF Trust — Franklin Small Cap Enhanced ETF		1,195,185	$35,400,543
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		1,144,722	42,308,913
ClearBridge Large Cap Growth Fund, Class IS Shares		796,146	59,384,514
Franklin U.S. Large Cap Equity Fund, Class IS Shares		9,447,773	284,094,547
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		2,183,751	181,688,095
Putnam Large Cap Value Fund, Class R6 Shares		3,479,835	156,418,567

Total Domestic Equity			759,295,179
Foreign Equity — 17.8%
Franklin Templeton ETF Trust:
Franklin FTSE Japan ETF		229,646	9,043,459
Franklin Systematic Style Premia ETF		725,928	20,551,022
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		80,740	6,072,437
Franklin International Equity Fund, Class IS Shares		2,816,076	65,896,177
Templeton Funds:
Templeton Emerging Markets Equity Fund, Class A Shares		1,923,185	65,061,363
Templeton Foreign Fund, Class R6 Shares		634,506	6,598,859

Total Foreign Equity			173,223,317
Domestic Fixed Income — 2.9%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		226,990	4,778,140
Templeton Funds — Franklin BSP Lending Fund, Class R6 Shares		2,282,783	23,101,766

Total Domestic Fixed Income			27,879,906
Total Investments in Underlying Funds before Short-Term Investments (Cost — $711,049,867)			960,398,402
	Rate
Short-Term Investments — 1.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $12,573,941)	3.665%	12,573,941	12,573,941 (b)
Total Investments — 100.1% (Cost — $723,623,808)			972,972,343
Liabilities in Excess of Other Assets — (0.1)%			(1,019,200)
Total Net Assets — 100.0%			$971,953,143

(a)
Underlying Funds are affiliated with Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.) and more information about the
Underlying Funds are available at www.franklintempleton.com (Note 8).

(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
July 31, 2026
 Franklin Multi-Asset Moderate Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 98.9%
Domestic Equity — 65.8%
Franklin Templeton ETF Trust — Franklin Small Cap Enhanced ETF		575,574	$17,048,099
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		551,565	20,385,856
ClearBridge Large Cap Growth Fund, Class IS Shares		383,134	28,577,939
Franklin U.S. Large Cap Equity Fund, Class IS Shares		4,549,161	136,793,273
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		1,051,559	87,489,710
Putnam Large Cap Value Fund, Class R6 Shares		1,675,750	75,324,969

Total Domestic Equity			365,619,846
Foreign Equity — 15.3%
Franklin Templeton ETF Trust:
Franklin FTSE Japan ETF		110,592	4,355,113
Franklin Systematic Style Premia ETF		414,791	11,742,733
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		39,030	2,935,461
Franklin International Equity Fund, Class IS Shares		1,355,047	31,708,107
Templeton Funds:
Templeton Emerging Markets Equity Fund, Class A Shares		926,101	31,329,991
Templeton Foreign Fund, Class R6 Shares		305,280	3,174,909

Total Foreign Equity			85,246,314
Domestic Fixed Income — 14.2%
Franklin Templeton ETF Trust:
Franklin High Yield Corporate ETF		178,705	4,312,152
Franklin U.S. Core Bond ETF		2,502,477	52,677,141
Franklin U.S. Treasury Bond ETF		426,329	8,513,790
Templeton Funds — Franklin BSP Lending Fund, Class R6 Shares		1,320,095	13,359,359

Total Domestic Fixed Income			78,862,442
Foreign Fixed Income — 3.6%
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		2,117,832	19,928,802
Total Investments in Underlying Funds before Short-Term Investments (Cost — $427,804,020)			549,657,404
	Rate
Short-Term Investments — 1.1%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $6,260,837)	3.665%	6,260,837	6,260,837 (b)
Total Investments — 100.0% (Cost — $434,064,857)			555,918,241
Liabilities in Excess of Other Assets — (0.0)%††			(169,366)
Total Net Assets — 100.0%			$555,748,875

††	Represents less than 0.1%.
(a)
Underlying Funds are affiliated with Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.) and more information about the
Underlying Funds are available at www.franklintempleton.com (Note 8).

(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

 Franklin Multi-Asset Conservative Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 98.7%
Domestic Equity — 49.0%
Franklin Templeton ETF Trust — Franklin Small Cap Enhanced ETF		235,224	$6,967,170
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		225,419	8,331,482
ClearBridge Large Cap Growth Fund, Class IS Shares		152,318	11,361,426
Franklin U.S. Large Cap Equity Fund, Class IS Shares		1,859,290	55,908,853
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		433,329	36,052,974
Putnam Large Cap Value Fund, Class R6 Shares		684,847	30,783,890

Total Domestic Equity			149,405,795
Domestic Fixed Income — 29.5%
Franklin Templeton ETF Trust:
Franklin High Yield Corporate ETF		224,455	5,416,099
Franklin U.S. Core Bond ETF		3,143,134	66,162,971
Franklin U.S. Treasury Bond ETF		535,473	10,693,396
Templeton Funds — Franklin BSP Lending Fund, Class R6 Shares		744,429	7,533,620

Total Domestic Fixed Income			89,806,086
Foreign Equity — 12.0%
Franklin Templeton ETF Trust:
Franklin FTSE Japan ETF		45,196	1,779,818
Franklin Systematic Style Premia ETF		229,062	6,484,745
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		15,257	1,147,483
Franklin International Equity Fund, Class IS Shares		558,607	13,071,394
Templeton Funds:
Templeton Emerging Markets Equity Fund, Class A Shares		378,435	12,802,449
Templeton Foreign Fund, Class R6 Shares		119,976	1,247,752

Total Foreign Equity			36,533,641
Foreign Fixed Income — 8.2%
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		2,660,006	25,030,659
Total Investments in Underlying Funds before Short-Term Investments (Cost — $251,364,353)			300,776,181
	Rate
Short-Term Investments — 1.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $3,687,639)	3.665%	3,687,639	3,687,639 (b)
Total Investments — 99.9% (Cost — $255,051,992)			304,463,820
Other Assets in Excess of Liabilities — 0.1%			393,554
Total Net Assets — 100.0%			$304,857,374

(a)
Underlying Funds are affiliated with Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.) and more information about the
Underlying Funds are available at www.franklintempleton.com (Note 8).

(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
July 31, 2026
 Franklin Multi-Asset Defensive Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 98.8%
Domestic Fixed Income — 44.9%
Franklin Templeton ETF Trust:
Franklin High Yield Corporate ETF		118,606	$2,861,963
Franklin U.S. Core Bond ETF		1,660,893	34,961,798
Franklin U.S. Treasury Bond ETF		282,954	5,650,591
Templeton Funds — Franklin BSP Lending Fund, Class R6 Shares		253,204	2,562,421

Total Domestic Fixed Income			46,036,773
Domestic Equity — 32.4%
Franklin Templeton ETF Trust — Franklin Small Cap Enhanced ETF		52,324	1,549,800
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		49,100	1,814,723
ClearBridge Large Cap Growth Fund, Class IS Shares		34,333	2,560,905
Franklin U.S. Large Cap Equity Fund, Class IS Shares		414,805	12,473,199
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		96,011	7,988,124
Putnam Large Cap Value Fund, Class R6 Shares		152,350	6,848,111

Total Domestic Equity			33,234,862
Foreign Fixed Income — 12.9%
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		1,405,593	13,226,631

Foreign Equity — 8.6%
Franklin Templeton ETF Trust:
Franklin FTSE Japan ETF		10,053	395,887
Franklin Systematic Style Premia ETF		76,536	2,166,734
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		3,382	254,385
Franklin International Equity Fund, Class IS Shares		124,348	2,909,752
Templeton Funds:
Templeton Emerging Markets Equity Fund, Class A Shares		84,175	2,847,624
Templeton Foreign Fund, Class R6 Shares		26,651	277,170

Total Foreign Equity			8,851,552
Total Investments in Underlying Funds before Short-Term Investments (Cost — $90,666,800)			101,349,818
	Rate
Short-Term Investments — 1.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $1,217,744)	3.665%	1,217,744	1,217,744 (b)
Total Investments — 100.0% (Cost — $91,884,544)			102,567,562
Liabilities in Excess of Other Assets — (0.0)%††			(35,652)
Total Net Assets — 100.0%			$102,531,910

††	Represents less than 0.1%.
(a)
Underlying Funds are affiliated with Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.) and more information about the
Underlying Funds are available at www.franklintempleton.com (Note 8).

(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Statements of Assets and Liabilities (unaudited)
July 31, 2026

	Franklin Multi-Asset Growth Fund	Franklin Multi-Asset Moderate Growth Fund
Assets:
Investments in affiliated Underlying Funds, at cost	$711,049,867	$427,804,020
Short-term investments, at cost	12,573,941	6,260,837
Investments in affiliated Underlying Funds, at value	$960,398,402	$549,657,404
Short-term investments, at value	12,573,941	6,260,837
Cash	26	15
Receivable for investments in affiliated Underlying Funds	684,323	327,707
Distributions receivable from affiliated Underlying Funds	167,232	96,708
Distributions receivable from unaffiliated Underlying Funds	41,963	22,866
Receivable for Fund shares sold	22,724	16,133
Receivable from investment manager	—	206
Prepaid expenses	43,826	41,192
Total Assets	973,932,437	556,423,068
Liabilities:
Payable for Fund shares repurchased	868,904	83,031
Payable for investments in affiliated Underlying Funds	686,111	328,563
Service and/or distribution fees payable	206,712	118,242
Transfer agent fees payable	159,806	95,141
Fund accounting fees payable	20,633	18,577
Audit and tax fees payable	16,742	15,660
Legal fees payable	15,227	11,783
Trustees’ fees payable	1,296	650
Accrued expenses	3,863	2,546
Total Liabilities	1,979,294	674,193
Total Net Assets	$971,953,143	$555,748,875
Net Assets:
Par value (Note 7)	$521	$314
Paid-in capital in excess of par value	710,264,532	425,487,328
Total distributable earnings (loss)	261,688,090	130,261,233
Total Net Assets	$971,953,143	$555,748,875
Net Assets:
Class A	$957,836,237	$544,886,015
Class C	$2,664,101	$1,909,803
Class R	$447,463	$553,056
Class I	$11,005,342	$8,400,001
Shares Outstanding:
Class A	51,306,317	30,805,469
Class C	162,232	103,540
Class R	24,469	32,191
Class I	592,564	480,766
Net Asset Value:
Class A (and redemption price)	$18.67	$17.69
Class C*	$16.42	$18.45
Class R (and redemption price)	$18.29	$17.18
Class I (and redemption price)	$18.57	$17.47
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50% and 5.50%, respectively)	$19.76	$18.72

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Statements of Assets and Liabilities (unaudited) (cont’d)
July 31, 2026

	Franklin Multi-Asset Conservative Growth Fund	Franklin Multi-Asset Defensive Growth Fund
Assets:
Investments in affiliated Underlying Funds, at cost	$251,364,353	$90,666,800
Short-term investments, at cost	3,687,639	1,217,744
Investments in affiliated Underlying Funds, at value	$300,776,181	$101,349,818
Short-term investments, at value	3,687,639	1,217,744
Cash	9	3
Receivable for Fund shares sold	511,840	691
Receivable for investments in affiliated Underlying Funds	130,577	7,454
Distributions receivable from affiliated Underlying Funds	54,535	18,549
Distributions receivable from unaffiliated Underlying Funds	12,944	4,368
Receivable from investment manager	—	108
Prepaid expenses	39,465	45,534
Total Assets	305,213,190	102,644,269
Liabilities:
Payable for investments in affiliated Underlying Funds	130,918	7,474
Service and/or distribution fees payable	65,119	21,875
Payable for Fund shares repurchased	58,258	22,992
Transfer agent fees payable	52,186	19,998
Fund accounting fees payable	17,331	16,267
Audit and tax fees payable	15,931	15,584
Legal fees payable	13,792	6,703
Trustees’ fees payable	386	106
Accrued expenses	1,895	1,360
Total Liabilities	355,816	112,359
Total Net Assets	$304,857,374	$102,531,910
Net Assets:
Par value (Note 7)	$203	$76
Paid-in capital in excess of par value	250,401,592	90,759,524
Total distributable earnings (loss)	54,455,579	11,772,310
Total Net Assets	$304,857,374	$102,531,910
Net Assets:
Class A	$300,596,118	$100,360,924
Class C	$1,220,676	$167,442
Class R	$165,668	$672,899
Class I	$2,874,912	$1,330,645
Shares Outstanding:
Class A	20,012,162	7,399,203
Class C	75,451	12,405
Class R	11,015	49,785
Class I	191,566	98,382
Net Asset Value:
Class A (and redemption price)	$15.02	$13.56
Class C*	$16.18	$13.50
Class R (and redemption price)	$15.04	$13.52
Class I (and redemption price)	$15.01	$13.53
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50% and 3.75%, respectively)	$15.89	$14.09

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Statements of Operations (unaudited)
For the Six Months Ended July 31, 2026

	Franklin Multi-Asset Growth Fund	Franklin Multi-Asset Moderate Growth Fund
Investment Income:
Income distributions from affiliated Underlying Funds	$2,145,381	$3,099,730
Income distributions from unaffiliated Underlying Funds	270,403	156,232
Total Investment Income	2,415,784	3,255,962
Expenses:
Service and/or distribution fees (Notes 2 and 5)	1,173,855	675,470
Transfer agent fees (Notes 2 and 5)	461,934	268,558
Registration fees	40,577	39,354
Legal fees	30,050	26,640
Shareholder reports	22,929	17,774
Trustees’ fees	22,488	12,959
Fund accounting fees	21,151	18,859
Audit and tax fees	16,018	15,334
Commitment fees (Note 9)	3,863	2,227
Custody fees	190	247
Insurance	30	21
Miscellaneous expenses	6,204	5,015
Total Expenses	1,799,289	1,082,458
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	—	(696)
Net Expenses	1,799,289	1,081,762
Net Investment Income	616,495	2,174,200
Realized and Unrealized Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	17,379,940	9,382,931
Capital gain distributions from affiliated Underlying Funds	6,713,563	3,207,694
Net Realized Gain	24,093,503	12,590,625
Change in Net Unrealized Appreciation (Depreciation) from Affiliated Underlying Funds	40,791,568	17,164,584
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	64,885,071	29,755,209
Increase in Net Assets From Operations	$65,501,566	$31,929,409
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Statements of Operations (unaudited) (cont’d)
For the Six Months Ended July 31, 2026

	Franklin Multi-Asset Conservative Growth Fund	Franklin Multi-Asset Defensive Growth Fund
Investment Income:
Income distributions from affiliated Underlying Funds	$3,093,373	$1,524,719
Income distributions from unaffiliated Underlying Funds	89,293	31,269
Total Investment Income	3,182,666	1,555,988
Expenses:
Service and/or distribution fees (Notes 2 and 5)	377,183	128,078
Transfer agent fees (Notes 2 and 5)	144,532	55,023
Registration fees	37,493	42,500
Legal fees	21,871	11,083
Fund accounting fees	17,483	16,303
Audit and tax fees	15,205	14,859
Shareholder reports	13,307	10,661
Trustees’ fees	7,390	2,736
Commitment fees (Note 9)	1,278	433
Custody fees	250	156
Miscellaneous expenses	5,314	5,506
Total Expenses	641,306	287,338
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	—	(227)
Net Expenses	641,306	287,111
Net Investment Income	2,541,360	1,268,877
Realized and Unrealized Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	4,912,066	1,125,554
Capital gain distributions from affiliated Underlying Funds	1,308,534	289,274
Net Realized Gain	6,220,600	1,414,828
Change in Net Unrealized Appreciation (Depreciation) from Affiliated Underlying Funds	4,353,861	127,185
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	10,574,461	1,542,013
Increase in Net Assets From Operations	$13,115,821	$2,810,890
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Statements of Changes in Net Assets
Franklin Multi-Asset Growth Fund

For the Six Months Ended July 31, 2026 (unaudited) and the Year Ended January 31, 2026	July 31	January 31
Operations:
Net investment income	$616,495	$6,894,474
Net realized gain	24,093,503	103,336,724
Change in net unrealized appreciation (depreciation)	40,791,568	15,530,838
Increase in Net Assets From Operations	65,501,566	125,762,036
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(61,262,352)	(96,746,462)
Decrease in Net Assets From Distributions to Shareholders	(61,262,352)	(96,746,462)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	18,585,127	33,644,080
Reinvestment of distributions	61,136,455	96,517,324
Cost of shares repurchased	(55,587,772)	(98,426,584)
Increase in Net Assets From Fund Share Transactions	24,133,810	31,734,820
Increase in Net Assets	28,373,024	60,750,394
Net Assets:
Beginning of period	943,580,119	882,829,725
End of period	$971,953,143	$943,580,119
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Multi-Asset Moderate Growth Fund

For the Six Months Ended July 31, 2026 (unaudited) and the Year Ended January 31, 2026	July 31	January 31
Operations:
Net investment income	$2,174,200	$7,157,136
Net realized gain	12,590,625	51,140,968
Change in net unrealized appreciation (depreciation)	17,164,584	9,382,197
Increase in Net Assets From Operations	31,929,409	67,680,301
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(30,251,172)	(53,224,424)
Decrease in Net Assets From Distributions to Shareholders	(30,251,172)	(53,224,424)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	13,164,058	25,588,456
Reinvestment of distributions	30,160,766	53,047,802
Cost of shares repurchased	(33,371,144)	(65,137,307)
Increase in Net Assets From Fund Share Transactions	9,953,680	13,498,951
Increase in Net Assets	11,631,917	27,954,828
Net Assets:
Beginning of period	544,116,958	516,162,130
End of period	$555,748,875	$544,116,958
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Franklin Multi-Asset Conservative Growth Fund

For the Six Months Ended July 31, 2026 (unaudited) and the Year Ended January 31, 2026	July 31	January 31
Operations:
Net investment income	$2,541,360	$6,433,596
Net realized gain	6,220,600	24,629,621
Change in net unrealized appreciation (depreciation)	4,353,861	2,676,732
Increase in Net Assets From Operations	13,115,821	33,739,949
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(17,060,558)	(28,831,213)
Decrease in Net Assets From Distributions to Shareholders	(17,060,558)	(28,831,213)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	7,934,517	16,866,268
Reinvestment of distributions	17,009,346	28,743,418
Cost of shares repurchased	(21,531,967)	(39,033,366)
Increase in Net Assets From Fund Share Transactions	3,411,896	6,576,320
Increase (Decrease) in Net Assets	(532,841)	11,485,056
Net Assets:
Beginning of period	305,390,215	293,905,159
End of period	$304,857,374	$305,390,215
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Multi-Asset Defensive Growth Fund

For the Six Months Ended July 31, 2026 (unaudited) and the Year Ended January 31, 2026	July 31	January 31
Operations:
Net investment income	$1,268,877	$3,003,036
Net realized gain	1,414,828	5,306,257
Change in net unrealized appreciation (depreciation)	127,185	1,665,955
Increase in Net Assets From Operations	2,810,890	9,975,248
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(4,409,887)	(5,308,246)
Decrease in Net Assets From Distributions to Shareholders	(4,409,887)	(5,308,246)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	3,702,639	6,250,861
Reinvestment of distributions	4,386,395	5,279,125
Cost of shares repurchased	(8,872,158)	(16,478,054)
Decrease in Net Assets From Fund Share Transactions	(783,124)	(4,948,068)
Decrease in Net Assets	(2,382,121)	(281,066)
Net Assets:
Beginning of period	104,914,031	105,195,097
End of period	$102,531,910	$104,914,031
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Financial Highlights
Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2026[2]	2026	2025	2024	2023	2022
Net asset value, beginning of period	$18.59	$18.06	$16.09	$15.22	$17.70	$16.79
Income (loss) from operations:
Net investment income	0.01	0.14	0.12	0.19	0.19	0.28
Net realized and unrealized gain (loss)	1.31	2.41	2.94	1.55	(1.40)	1.97
Total income (loss) from operations	1.32	2.55	3.06	1.74	(1.21)	2.25
Less distributions from:
Net investment income	—	(0.26)	(0.21)	(0.17)	(0.26)	(0.66)
Net realized gains	(1.24)	(1.76)	(0.88)	(0.70)	(1.01)	(0.68)
Total distributions	(1.24)	(2.02)	(1.09)	(0.87)	(1.27)	(1.34)
Net asset value, end of period	$18.67	$18.59	$18.06	$16.09	$15.22	$17.70
Total return[3]	7.13%	15.07%	19.34%	11.72%	(6.19)%	13.27%
Net assets, end of period (millions)	$958	$931	$873	$779	$737	$821
Ratios to average net assets:
Gross expenses[4]	0.38%[5]	0.39%	0.40%	0.42%	0.44%	0.43%
Net expenses[4,6]	0.38 [5]	0.39	0.40	0.42	0.44	0.43
Net investment income	0.13 [5]	0.78	0.66	1.25	1.25	1.49
Portfolio turnover rate	20%	49%[7]	64%	21%	52%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2026 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2026[2]	2026	2025	2024	2023	2022
Net asset value, beginning of period	$16.55	$16.31	$14.63	$13.94	$16.35	$15.53
Income (loss) from operations:
Net investment income (loss)	(0.05)	0.01	(0.01)	0.08	0.07	0.07
Net realized and unrealized gain (loss)	1.16	2.15	2.67	1.40	(1.30)	1.90
Total income (loss) from operations	1.11	2.16	2.66	1.48	(1.23)	1.97
Less distributions from:
Net investment income	—	(0.16)	(0.10)	(0.09)	(0.17)	(0.47)
Net realized gains	(1.24)	(1.76)	(0.88)	(0.70)	(1.01)	(0.68)
Total distributions	(1.24)	(1.92)	(0.98)	(0.79)	(1.18)	(1.15)
Net asset value, end of period	$16.42	$16.55	$16.31	$14.63	$13.94	$16.35
Total return[3]	6.73%	14.25%	18.54%	10.90%	(6.90)%	12.54%
Net assets, end of period (000s)	$2,664	$2,514	$2,450	$2,398	$2,090	$2,626
Ratios to average net assets:
Gross expenses[4]	1.10%[5]	1.10%	1.11%	1.12%	1.17%	1.15%
Net expenses[4,6]	1.10 [5]	1.10	1.11	1.12	1.17	1.15
Net investment income (loss)	(0.60)[5]	0.07	(0.05)	0.59	0.47	0.43
Portfolio turnover rate	20%	49%[7]	64%	21%	52%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2026 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2026[2]	2026	2025	2024	2023	2022
Net asset value, beginning of period	$18.26	$17.81	$15.88	$15.04	$17.52	$16.64
Income (loss) from operations:
Net investment income (loss)	(0.02)	0.12	0.07	0.14	0.14	0.21
Net realized and unrealized gain (loss)	1.29	2.33	2.90	1.53	(1.39)	1.95
Total income (loss) from operations	1.27	2.45	2.97	1.67	(1.25)	2.16
Less distributions from:
Net investment income	—	(0.24)	(0.16)	(0.13)	(0.22)	(0.60)
Net realized gains	(1.24)	(1.76)	(0.88)	(0.70)	(1.01)	(0.68)
Total distributions	(1.24)	(2.00)	(1.04)	(0.83)	(1.23)	(1.28)
Net asset value, end of period	$18.29	$18.26	$17.81	$15.88	$15.04	$17.52
Total return[3]	6.98%	14.71%	19.01%	11.31%	(6.45)%	12.83%
Net assets, end of period (000s)	$447	$333	$129	$98	$88	$116
Ratios to average net assets:
Gross expenses[4]	0.71%[5]	0.67%	0.70%	0.76%	0.77%	1.27%
Net expenses[4,6]	0.71 [5]	0.67	0.70	0.76	0.77	0.80 [7]
Net investment income (loss)	(0.18)[5]	0.69	0.42	0.96	0.91	1.13
Portfolio turnover rate	20%	49%[8]	64%	21%	52%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2026	2025	2024	2023	2022
Net asset value, beginning of period	$18.48	$17.96	$16.00	$15.13	$17.61	$16.71
Income (loss) from operations:
Net investment income	0.04	0.19	0.19	0.22	0.28	0.35
Net realized and unrealized gain (loss)	1.29	2.39	2.90	1.55	(1.44)	1.94
Total income (loss) from operations	1.33	2.58	3.09	1.77	(1.16)	2.29
Less distributions from:
Net investment income	—	(0.30)	(0.25)	(0.20)	(0.31)	(0.71)
Net realized gains	(1.24)	(1.76)	(0.88)	(0.70)	(1.01)	(0.68)
Total distributions	(1.24)	(2.06)	(1.13)	(0.90)	(1.32)	(1.39)
Net asset value, end of period	$18.57	$18.48	$17.96	$16.00	$15.13	$17.61
Total return[3]	7.23%	15.34%	19.70%	12.04%	(5.94)%	13.56%
Net assets, end of period (000s)	$11,005	$9,779	$7,240	$4,290	$4,534	$3,033
Ratios to average net assets:
Gross expenses[4]	0.14%[5]	0.15%	0.14%	0.15%	0.15%	0.16%
Net expenses[4,6]	0.14 [5]	0.15	0.14	0.15	0.15	0.16
Net investment income	0.38 [5]	1.07	1.08	1.43	1.82	1.90
Portfolio turnover rate	20%	49%[7]	64%	21%	52%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2026[2]	2026	2025	2024	2023	2022
Net asset value, beginning of period	$17.64	$17.20	$15.60	$14.76	$16.99	$16.51
Income (loss) from operations:
Net investment income	0.07	0.24	0.19	0.22	0.23	0.30
Net realized and unrealized gain (loss)	0.99	2.01	2.44	1.31	(1.35)	1.47
Total income (loss) from operations	1.06	2.25	2.63	1.53	(1.12)	1.77
Less distributions from:
Net investment income	—	(0.35)	(0.27)	(0.23)	(0.25)	(0.64)
Net realized gains	(1.01)	(1.46)	(0.76)	(0.46)	(0.86)	(0.65)
Total distributions	(1.01)	(1.81)	(1.03)	(0.69)	(1.11)	(1.29)
Net asset value, end of period	$17.69	$17.64	$17.20	$15.60	$14.76	$16.99
Total return[3]	6.00%	13.86%	17.09%	10.52%	(5.99)%	10.58%
Net assets, end of period (millions)	$545	$534	$508	$467	$449	$503
Ratios to average net assets:
Gross expenses[4]	0.40%[5]	0.41%	0.42%	0.43%	0.45%	0.43%
Net expenses[4,6]	0.40 [5]	0.41	0.42	0.43	0.45	0.43 [7]
Net investment income	0.80 [5]	1.38	1.14	1.52	1.52	1.70
Portfolio turnover rate	18%	42%[8]	72%	23%	51%	24%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2026 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2026[2]	2026	2025	2024	2023	2022
Net asset value, beginning of period	$18.42	$17.92	$16.23	$15.33	$17.57	$16.99
Income (loss) from operations:
Net investment income	0.00 [3]	0.13	0.07	0.11	0.09	0.13
Net realized and unrealized gain (loss)	1.04	2.08	2.53	1.36	(1.35)	1.56
Total income (loss) from operations	1.04	2.21	2.60	1.47	(1.26)	1.69
Less distributions from:
Net investment income	—	(0.25)	(0.15)	(0.11)	(0.12)	(0.46)
Net realized gains	(1.01)	(1.46)	(0.76)	(0.46)	(0.86)	(0.65)
Total distributions	(1.01)	(1.71)	(0.91)	(0.57)	(0.98)	(1.11)
Net asset value, end of period	$18.45	$18.42	$17.92	$16.23	$15.33	$17.57
Total return[4]	5.63%	13.06%	16.22%	9.74%	(6.70)%	9.80%
Net assets, end of period (000s)	$1,910	$2,032	$1,580	$1,640	$1,870	$2,909
Ratios to average net assets:
Gross expenses[5]	1.14%[6]	1.14%	1.15%	1.14%	1.19%	1.17%
Net expenses[5,7]	1.14 [6]	1.14	1.15	1.14	1.19	1.17 [8]
Net investment income	0.04 [6]	0.70	0.41	0.73	0.59	0.72
Portfolio turnover rate	18%	42%[9]	72%	23%	51%	24%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2026[2]	2026	2025	2024	2023	2022
Net asset value, beginning of period	$17.19	$16.82	$15.30	$14.51	$16.73	$16.28
Income (loss) from operations:
Net investment income	0.03	0.17	0.14	0.19	0.17	0.22
Net realized and unrealized gain (loss)	0.97	1.95	2.37	1.25	(1.32)	1.45
Total income (loss) from operations	1.00	2.12	2.51	1.44	(1.15)	1.67
Less distributions from:
Net investment income	—	(0.29)	(0.23)	(0.19)	(0.21)	(0.57)
Net realized gains	(1.01)	(1.46)	(0.76)	(0.46)	(0.86)	(0.65)
Total distributions	(1.01)	(1.75)	(0.99)	(0.65)	(1.07)	(1.22)
Net asset value, end of period	$17.18	$17.19	$16.82	$15.30	$14.51	$16.73
Total return[3]	5.80%	13.41%	16.60%	10.12%	(6.34)%	10.14%
Net assets, end of period (000s)	$553	$250	$325	$169	$130	$141
Ratios to average net assets:
Gross expenses[4]	1.07%[5]	1.55%	1.08%	1.60%	1.29%	1.15%
Net expenses[4,6,7]	0.80 [5]	0.80	0.80	0.80	0.80	0.80
Net investment income	0.39 [5]	1.03	0.84	1.30	1.17	1.28
Portfolio turnover rate	18%	42%[8]	72%	23%	51%	24%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2026	2025	2024	2023	2022
Net asset value, beginning of period	$17.41	$16.99	$15.42	$14.60	$16.82	$16.35
Income (loss) from operations:
Net investment income	0.09	0.29	0.27	0.28	0.30	0.36
Net realized and unrealized gain (loss)	0.98	1.98	2.38	1.27	(1.36)	1.45
Total income (loss) from operations	1.07	2.27	2.65	1.55	(1.06)	1.81
Less distributions from:
Net investment income	—	(0.39)	(0.32)	(0.27)	(0.30)	(0.69)
Net realized gains	(1.01)	(1.46)	(0.76)	(0.46)	(0.86)	(0.65)
Total distributions	(1.01)	(1.85)	(1.08)	(0.73)	(1.16)	(1.34)
Net asset value, end of period	$17.47	$17.41	$16.99	$15.42	$14.60	$16.82
Total return[3]	6.13%	14.19%	17.35%	10.88%	(5.68)%	10.93%
Net assets, end of period (000s)	$8,400	$7,919	$6,073	$5,327	$4,898	$4,084
Ratios to average net assets:
Gross expenses[4]	0.14%[5]	0.14%	0.13%	0.12%	0.11%	0.13%
Net expenses[4,6]	0.14 [5]	0.14	0.13	0.12	0.11	0.13
Net investment income	1.06 [5]	1.68	1.59	1.92	2.06	2.02
Portfolio turnover rate	18%	42%[7]	72%	23%	51%	24%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2026[2]	2026	2025	2024	2023	2022
Net asset value, beginning of period	$15.23	$15.00	$13.68	$13.14	$15.12	$15.03
Income (loss) from operations:
Net investment income	0.13	0.33	0.29	0.27	0.26	0.29
Net realized and unrealized gain (loss)	0.54	1.40	1.51	0.78	(1.31)	0.79
Total income (loss) from operations	0.67	1.73	1.80	1.05	(1.05)	1.08
Less distributions from:
Net investment income	(0.11)	(0.40)	(0.35)	(0.28)	(0.27)	(0.52)
Net realized gains	(0.77)	(1.10)	(0.13)	(0.23)	(0.66)	(0.47)
Total distributions	(0.88)	(1.50)	(0.48)	(0.51)	(0.93)	(0.99)
Net asset value, end of period	$15.02	$15.23	$15.00	$13.68	$13.14	$15.12
Total return[3]	4.38%	12.09%	13.35%	8.15%	(6.63)%	7.10%
Net assets, end of period (millions)	$301	$301	$290	$278	$279	$319
Ratios to average net assets:
Gross expenses[4]	0.43%[5]	0.43%	0.44%	0.44%	0.46%	0.44%
Net expenses[4,6]	0.43 [5]	0.43	0.44	0.44	0.46	0.44
Net investment income	1.69 [5]	2.19	1.96	2.06	1.93	1.84
Portfolio turnover rate	16%	37%[7]	82%	26%	43%	20%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2026 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2026[2]	2026	2025	2024	2023	2022
Net asset value, beginning of period	$16.34	$16.00	$14.56	$13.95	$15.97	$15.79
Income (loss) from operations:
Net investment income	0.07	0.23	0.18	0.17	0.14	0.13
Net realized and unrealized gain (loss)	0.59	1.50	1.62	0.84	(1.36)	0.90
Total income (loss) from operations	0.66	1.73	1.80	1.01	(1.22)	1.03
Less distributions from:
Net investment income	(0.05)	(0.29)	(0.23)	(0.17)	(0.14)	(0.38)
Net realized gains	(0.77)	(1.10)	(0.13)	(0.23)	(0.66)	(0.47)
Total distributions	(0.82)	(1.39)	(0.36)	(0.40)	(0.80)	(0.85)
Net asset value, end of period	$16.18	$16.34	$16.00	$14.56	$13.95	$15.97
Total return[3]	4.04%	11.24%	12.39%	7.42%	(7.39)%	6.39%
Net assets, end of period (000s)	$1,221	$1,300	$1,030	$1,032	$1,348	$2,119
Ratios to average net assets:
Gross expenses[4]	1.19%[5]	1.18%	1.20%	1.18%	1.26%	1.20%
Net expenses[4,6]	1.19 [5]	1.18	1.20	1.18	1.26	1.20
Net investment income	0.91 [5]	1.46	1.14	1.21	0.99	0.78
Portfolio turnover rate	16%	37%[7]	82%	26%	43%	20%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2026 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2026[2]	2026	2025	2024	2023	2022
Net asset value, beginning of period	$15.25	$15.03	$13.71	$13.17	$15.16	$15.06
Income (loss) from operations:
Net investment income	0.10	0.29	0.21	0.23	0.31	0.19
Net realized and unrealized gain (loss)	0.55	1.39	1.54	0.78	(1.41)	0.83
Total income (loss) from operations	0.65	1.68	1.75	1.01	(1.10)	1.02
Less distributions from:
Net investment income	(0.09)	(0.36)	(0.30)	(0.24)	(0.23)	(0.45)
Net realized gains	(0.77)	(1.10)	(0.13)	(0.23)	(0.66)	(0.47)
Total distributions	(0.86)	(1.46)	(0.43)	(0.47)	(0.89)	(0.92)
Net asset value, end of period	$15.04	$15.25	$15.03	$13.71	$13.17	$15.16
Total return[3]	4.24%	11.67%	12.89%	7.80%	(6.93)%	6.69%
Net assets, end of period (000s)	$166	$118	$64	$111	$84	$45
Ratios to average net assets:
Gross expenses[4]	0.78%[5]	0.80%	0.88%	0.80%	0.86%	1.59%
Net expenses[4,6]	0.78 [5]	0.79 [7]	0.80 [7]	0.80	0.80 [7]	0.80 [7]
Net investment income	1.31 [5]	1.92	1.43	1.73	2.36	1.21
Portfolio turnover rate	16%	37%[8]	82%	26%	43%	20%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2026	2025	2024	2023	2022
Net asset value, beginning of period	$15.21	$14.98	$13.67	$13.13	$15.11	$15.02
Income (loss) from operations:
Net investment income	0.15	0.37	0.34	0.30	0.30	0.34
Net realized and unrealized gain (loss)	0.55	1.40	1.50	0.79	(1.31)	0.79
Total income (loss) from operations	0.70	1.77	1.84	1.09	(1.01)	1.13
Less distributions from:
Net investment income	(0.13)	(0.44)	(0.40)	(0.32)	(0.31)	(0.57)
Net realized gains	(0.77)	(1.10)	(0.13)	(0.23)	(0.66)	(0.47)
Total distributions	(0.90)	(1.54)	(0.53)	(0.55)	(0.97)	(1.04)
Net asset value, end of period	$15.01	$15.21	$14.98	$13.67	$13.13	$15.11
Total return[3]	4.58%	12.39%	13.63%	8.50%	(6.32)%	7.42%
Net assets, end of period (000s)	$2,875	$3,000	$2,885	$2,483	$2,533	$2,745
Ratios to average net assets:
Gross expenses[4]	0.15%[5]	0.15%	0.13%	0.14%	0.15%	0.15%
Net expenses[4,6]	0.15 [5]	0.15	0.13	0.14	0.15	0.15
Net investment income	1.95 [5]	2.47	2.35	2.33	2.28	2.16
Portfolio turnover rate	16%	37%[7]	82%	26%	43%	20%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2026[2]	2026	2025	2024	2023	2022
Net asset value, beginning of period	$13.78	$13.17	$12.42	$12.03	$13.81	$14.02
Income (loss) from operations:
Net investment income	0.17	0.39	0.35	0.30	0.28	0.30
Net realized and unrealized gain (loss)	0.21	0.93	0.82	0.38	(1.36)	0.21
Total income (loss) from operations	0.38	1.32	1.17	0.68	(1.08)	0.51
Less distributions from:
Net investment income	(0.15)	(0.44)	(0.42)	(0.29)	(0.28)	(0.42)
Net realized gains	(0.45)	(0.27)	—	—	(0.42)	(0.30)
Total distributions	(0.60)	(0.71)	(0.42)	(0.29)	(0.70)	(0.72)
Net asset value, end of period	$13.56	$13.78	$13.17	$12.42	$12.03	$13.81
Total return[3]	2.74%	10.14%	9.51%	5.77%	(7.63)%	3.63%
Net assets, end of period (millions)	$100	$103	$104	$105	$109	$130
Ratios to average net assets:
Gross expenses[4]	0.56%[5]	0.55%	0.57%	0.56%	0.56%	0.52%
Net expenses[4,6]	0.56 [5]	0.55	0.57	0.56	0.56	0.52
Net investment income	2.47 [5]	2.89	2.67	2.50	2.26	2.08
Portfolio turnover rate	15%	32%[7]	94%	30%	36%	8%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2026 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2026[2]	2026	2025	2024	2023	2022
Net asset value, beginning of period	$13.73	$13.13	$12.40	$11.99	$13.75	$13.94
Income (loss) from operations:
Net investment income	0.11	0.27	0.27	0.17	0.16	0.18
Net realized and unrealized gain (loss)	0.21	0.94	0.79	0.42	(1.32)	0.23
Total income (loss) from operations	0.32	1.21	1.06	0.59	(1.16)	0.41
Less distributions from:
Net investment income	(0.10)	(0.34)	(0.33)	(0.18)	(0.18)	(0.30)
Net realized gains	(0.45)	(0.27)	—	—	(0.42)	(0.30)
Total distributions	(0.55)	(0.61)	(0.33)	(0.18)	(0.60)	(0.60)
Net asset value, end of period	$13.50	$13.73	$13.13	$12.40	$11.99	$13.75
Total return[3]	2.32%	9.31%	8.64%	4.95%	(8.34)%	2.98%
Net assets, end of period (000s)	$167	$174	$300	$194	$545	$792
Ratios to average net assets:
Gross expenses[4]	1.40%[5]	1.34%	1.33%	1.32%	1.30%	1.29%
Net expenses[4,6]	1.40 [5]	1.34	1.33	1.32	1.30	1.29
Net investment income	1.63 [5]	2.06	2.11	1.43	1.30	1.28
Portfolio turnover rate	15%	32%[7]	94%	30%	36%	8%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2026 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2026[2]	2026	2025	2024	2023	2022
Net asset value, beginning of period	$13.74	$13.14	$12.39	$12.01	$13.79	$14.00
Income (loss) from operations:
Net investment income	0.16	0.38	0.32	0.27	0.22	0.29
Net realized and unrealized gain (loss)	0.21	0.92	0.82	0.38	(1.33)	0.19
Total income (loss) from operations	0.37	1.30	1.14	0.65	(1.11)	0.48
Less distributions from:
Net investment income	(0.14)	(0.43)	(0.39)	(0.27)	(0.25)	(0.39)
Net realized gains	(0.45)	(0.27)	—	—	(0.42)	(0.30)
Total distributions	(0.59)	(0.70)	(0.39)	(0.27)	(0.67)	(0.69)
Net asset value, end of period	$13.52	$13.74	$13.14	$12.39	$12.01	$13.79
Total return[3]	2.68%	10.01%	9.18%	5.47%	(7.77)%	3.37%
Net assets, end of period (000s)	$673	$655	$90	$101	$95	$141
Ratios to average net assets:
Gross expenses[4]	0.74%[5]	0.72%	0.82%	0.85%	0.87%	1.32%
Net expenses[4,6]	0.74 [5]	0.72	0.80 [7]	0.80 [7]	0.80 [7]	0.80 [7]
Net investment income	2.29 [5]	2.87	2.47	2.28	1.79	2.06
Portfolio turnover rate	15%	32%[8]	94%	30%	36%	8%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2026	2025	2024	2023	2022
Net asset value, beginning of period	$13.74	$13.13	$12.38	$12.00	$13.78	$13.98
Income (loss) from operations:
Net investment income	0.19	0.43	0.38	0.34	0.31	0.33
Net realized and unrealized gain (loss)	0.21	0.93	0.83	0.37	(1.35)	0.23
Total income (loss) from operations	0.40	1.36	1.21	0.71	(1.04)	0.56
Less distributions from:
Net investment income	(0.16)	(0.48)	(0.46)	(0.33)	(0.32)	(0.46)
Net realized gains	(0.45)	(0.27)	—	—	(0.42)	(0.30)
Total distributions	(0.61)	(0.75)	(0.46)	(0.33)	(0.74)	(0.76)
Net asset value, end of period	$13.53	$13.74	$13.13	$12.38	$12.00	$13.78
Total return[3]	2.88%	10.49%	9.79%	6.13%	(7.35)%	3.99%
Net assets, end of period (000s)	$1,331	$1,282	$1,094	$1,167	$1,234	$1,820
Ratios to average net assets:
Gross expenses[4]	0.28%[5]	0.26%	0.26%	0.28%	0.27%	0.26%
Net expenses[4,6,7]	0.25 [5]	0.25	0.25	0.25	0.25	0.25
Net investment income	2.77 [5]	3.20	2.97	2.84	2.48	2.30
Portfolio turnover rate	15%	32%[8]	94%	30%	36%	8%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin Multi-Asset Growth Fund (“Growth Fund”), Franklin Multi-Asset Moderate Growth Fund (“Moderate Growth Fund”), Franklin Multi-Asset Conservative Growth Fund (“Conservative Growth Fund”) and Franklin Multi-Asset Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.) affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
asset value per share for an underlying fund is not available on the day of valuation, the Valuation Committee may adjust the underlying fund’s last available net asset value per share to account for significant events that have occurred subsequent to the underlying fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$960,398,402	—	—	$960,398,402
Short-Term Investments†	12,573,941	—	—	12,573,941
Total Investments	$972,972,343	—	—	$972,972,343

†	See Schedule of Investments for additional detailed categorizations.
Moderate Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$549,657,404	—	—	$549,657,404
Short-Term Investments†	6,260,837	—	—	6,260,837
Total Investments	$555,918,241	—	—	$555,918,241

†	See Schedule of Investments for additional detailed categorizations.
Conservative Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$300,776,181	—	—	$300,776,181

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$3,687,639	—	—	$3,687,639
Total Investments	$304,463,820	—	—	$304,463,820

†	See Schedule of Investments for additional detailed categorizations.
Defensive Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$101,349,818	—	—	$101,349,818
Short-Term Investments†	1,217,744	—	—	1,217,744
Total Investments	$102,567,562	—	—	$102,567,562

†	See Schedule of Investments for additional detailed categorizations.
(b) Fund of funds risk. The cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.
(c) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Funds determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.
(e) Distributions to shareholders. The Growth and Moderate Growth Funds distribute net investment income and capital gains, if any, at least annually. The Conservative Growth and Defensive Growth Funds distribute net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(g) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2026, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is each Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is each Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Templeton. Under the investment management agreements, the Funds do not pay a management fee.
FTFA provides administrative and certain oversight services to the Funds. FTFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of the portion of each Fund’s cash and short-term instruments allocated to Western Asset.
The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.
As a result of expense limitation arrangements between the Funds and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class I shares of Growth Fund, Moderate Growth Fund, Conservative Growth Fund and Defensive Growth did not exceed 0.80%, 1.55%, 0.80% and 0.25%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent.
During the six months ended July 31, 2026, fees waived and/or expenses reimbursed were as follows:

Moderate Growth Fund	$696
Defensive Growth Fund	227
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Funds, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
In addition, the Funds indirectly pay management and/or administration fees to FTFA and certain FTFA affiliates as shareholders in the Underlying Funds. These management and/or administration fees ranged from 0.09% to 0.91% of the average daily net assets of the Underlying Funds.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Funds’ sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Templeton. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Templeton. Each class of shares of the Funds pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended July 31, 2026, Growth, Moderate Growth, Conservative Growth and Defensive Growth incurred transfer agent fees as reported on the Statements of Operations, of which $6,944, $8,089, $4,731 and $3,038, respectively, was earned by Investor Services.
For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, there is a maximum initial sales charge of 5.50% for Class A shares. For Defensive Growth Fund, there is a maximum initial sales charge of 3.75% for Class A shares. Class C shares of the Funds have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

redemption occurs within 18 months from purchase payment. For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, this CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. For Defensive Growth Fund, this CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended July 31, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Sales Charges	CDSCs
	Class A	Class A	Class C
Growth Fund	$46,896	$2,202	$112
Moderate Growth Fund	39,847	293	76
Conservative Growth Fund	19,998	571	11
Defensive Growth Fund	2,007	2,841	—
All officers and one Trustee of the Trust are employees of Franklin Templeton or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended July 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Growth Fund	$189,546,016	$225,591,237
Moderate Growth Fund	96,086,161	114,727,370
Conservative Growth Fund	48,986,990	61,202,066
Defensive Growth Fund	14,946,781	19,320,166
At July 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$735,994,054	$249,484,971	$(12,506,682)	$236,978,289

	Moderate Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$440,421,674	$124,243,733	$(8,747,166)	$115,496,567

	Conservative Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$256,645,279	$52,674,428	$(4,855,887)	$47,818,541

	Defensive Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$92,389,157	$12,457,573	$(2,279,168)	$10,178,405
4. Derivative instruments and hedging activities
During the six months ended July 31, 2026, the Funds did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Funds have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Growth Fund, Moderate Growth Fund and Conservative Growth Fund pay service and/or distribution fees with respect to their Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Defensive Growth Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended July 31, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Growth Fund
Class A	$1,159,437	$455,517
Class C	13,520	941
Class R	898	306
Class I	—	5,170
Total	$1,173,855	$461,934

	Service and/or Distribution Fees	Transfer Agent Fees
Moderate Growth Fund
Class A	$664,185	$262,764
Class C	10,016	862
Class R	1,269	1,327
Class I	—	3,605
Total	$675,470	$268,558

	Service and/or Distribution Fees	Transfer Agent Fees
Conservative Growth Fund
Class A	$370,577	$142,715
Class C	6,216	666
Class R	390	154
Class I	—	997
Total	$377,183	$144,532

	Service and/or Distribution Fees	Transfer Agent Fees
Defensive Growth Fund
Class A	$125,610	$54,223
Class C	827	168
Class C1†	—	32
Class R	1,641	108
Class I	—	492
Total	$128,078	$55,023

†	On April 24, 2026, the Fund closed its Class C1 shares.
For the six months ended July 31, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Moderate Growth Fund
Class A	—
Class C	—
Class R	$696
Class I	—
Total	$696

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Waivers/Expense Reimbursements
Defensive Growth Fund
Class A	—
Class C	—
Class C1†	$32
Class R	—
Class I	195
Total	$227

†	On April 24, 2026, the Fund closed its Class C1 shares.
6. Distributions to shareholders by class

	Six Months Ended July 31, 2026	Year Ended January 31, 2026
Growth Fund
Net Investment Income:
Class A	—	$12,299,536
Class C	—	23,415
Class R	—	4,108
Class I	—	149,888
Total	—	$12,476,947
Net Realized Gains:
Class A	$60,343,883	$83,170,337
Class C	203,490	262,526
Class R	25,692	19,315
Class I	689,287	817,337
Total	$61,262,352	$84,269,515

	Six Months Ended July 31, 2026	Year Ended January 31, 2026
Moderate Growth Fund
Net Investment Income:
Class A	—	$10,085,102
Class C	—	27,649
Class R	—	4,057
Class I	—	168,451
Total	—	$10,285,259
Net Realized Gains:
Class A	$29,646,702	$42,170,125
Class C	107,980	140,877
Class R	32,307	20,063
Class I	464,183	608,100
Total	$30,251,172	$42,939,165

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

	Six Months Ended July 31, 2026	Year Ended January 31, 2026
Conservative Growth Fund
Net Investment Income:
Class A	$2,095,385	$7,669,989
Class C	4,059	20,376
Class R	925	2,293
Class I	24,463	85,995
Total	$2,124,832	$7,778,653
Net Realized Gains:
Class A	$14,720,888	$20,766,082
Class C	58,356	73,850
Class R	8,203	5,986
Class I	148,279	206,642
Total	$14,935,726	$21,052,560

	Six Months Ended July 31, 2026	Year Ended January 31, 2026
Defensive Growth Fund
Net Investment Income:
Class A	$1,066,528	$3,243,742
Class C	1,182	5,478
Class C1†	0 *	1
Class R	6,572	19,537
Class I	15,459	43,320
Total	$1,089,741	$3,312,078
Net Realized Gains:
Class A	$3,250,358	$1,955,728
Class C	5,410	3,872
Class C1†	0 *	1
Class R	21,618	12,302
Class I	42,760	24,265
Total	$3,320,146	$1,996,168

†	On April 24, 2026, the Fund closed its Class C1 shares.
*	Amount represents less than $1.
7. Shares of beneficial interest
At July 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended July 31, 2026		Year Ended January 31, 2026
	Shares	Amount	Shares	Amount
Growth Fund
Class A
Shares sold	860,945	$16,166,726	1,544,828	$27,757,751
Shares issued on reinvestment	3,241,367	60,224,593	5,421,953	95,252,065
Shares repurchased	(2,873,649)	(53,721,502)	(5,223,376)	(93,708,838)
Net increase	1,228,663	$22,669,817	1,743,405	$29,300,978
Class C
Shares sold	23,109	$380,242	40,446	$666,014
Shares issued on reinvestment	12,438	203,490	18,218	285,049
Shares repurchased	(25,192)	(410,018)	(56,989)	(923,466)
Net increase	10,355	$173,714	1,675	$27,597
Class R
Shares sold	5,342	$99,775	10,475	$180,334
Shares issued on reinvestment	1,411	25,692	1,336	23,423
Shares repurchased	(507)	(9,178)	(840)	(15,482)
Net increase	6,246	$116,289	10,971	$188,275
Class I
Shares sold	105,413	$1,938,384	281,404	$5,039,981
Shares issued on reinvestment	36,941	682,680	54,606	956,787
Shares repurchased	(79,011)	(1,447,074)	(209,929)	(3,778,798)
Net increase	63,343	$1,173,990	126,081	$2,217,970

	Six Months Ended July 31, 2026		Year Ended January 31, 2026
	Shares	Amount	Shares	Amount
Moderate Growth Fund
Class A
Shares sold	689,706	$12,225,777	1,284,297	$22,124,641
Shares issued on reinvestment	1,676,190	29,567,985	3,084,602	52,099,435
Shares repurchased	(1,834,618)	(32,468,889)	(3,645,953)	(62,682,041)
Net increase	531,278	$9,324,873	722,946	$11,542,035
Class C
Shares sold	9,362	$174,267	34,798	$631,881
Shares issued on reinvestment	5,844	107,579	9,548	168,526
Shares repurchased	(22,018)	(405,920)	(22,162)	(401,540)
Net increase (decrease)	(6,812)	$(124,074)	22,184	$398,867
Class R
Shares sold	20,871	$359,150	1,262	$21,949
Shares issued on reinvestment	1,885	32,307	1,466	24,120
Shares repurchased	(5,093)	(87,703)	(7,494)	(125,727)
Net increase (decrease)	17,663	$303,754	(4,766)	$(79,658)
Class I
Shares sold	23,147	$404,864	165,125	$2,809,985
Shares issued on reinvestment	25,999	452,895	45,245	755,721
Shares repurchased	(23,230)	(408,632)	(112,884)	(1,927,999)
Net increase	25,916	$449,127	97,486	$1,637,707

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

	Six Months Ended July 31, 2026		Year Ended January 31, 2026
	Shares	Amount	Shares	Amount
Conservative Growth Fund
Class A
Shares sold	477,094	$7,318,376	1,052,232	$15,779,541
Shares issued on reinvestment	1,109,376	16,766,139	1,909,435	28,349,960
Shares repurchased	(1,341,736)	(20,569,549)	(2,526,288)	(37,909,770)
Net increase	244,734	$3,514,966	435,379	$6,219,731
Class C
Shares sold	15,266	$248,380	22,119	$357,576
Shares issued on reinvestment	3,828	62,415	5,918	94,226
Shares repurchased	(23,195)	(378,208)	(12,851)	(207,415)
Net increase (decrease)	(4,101)	$(67,413)	15,186	$244,387
Class R
Shares sold	3,849	$58,861	3,004	$45,321
Shares issued on reinvestment	603	9,128	555	8,279
Shares repurchased	(1,169)	(17,588)	(112)	(1,663)
Net increase	3,283	$50,401	3,447	$51,937
Class I
Shares sold	20,308	$308,900	45,715	$683,830
Shares issued on reinvestment	11,376	171,664	19,615	290,953
Shares repurchased	(37,339)	(566,622)	(60,679)	(914,518)
Net increase (decrease)	(5,655)	$(86,058)	4,651	$60,265

	Six Months Ended July 31, 2026		Year Ended January 31, 2026
	Shares	Amount	Shares	Amount
Defensive Growth Fund
Class A
Shares sold	261,077	$3,605,474	402,300	$5,422,843
Shares issued on reinvestment	314,636	4,293,394	381,333	5,170,350
Shares repurchased	(636,867)	(8,777,448)	(1,198,766)	(16,069,460)
Net decrease	(61,154)	$(878,580)	(415,133)	$(5,476,267)
Class C
Shares sold	137	$1,877	1,307	$17,754
Shares issued on reinvestment	485	6,592	693	9,350
Shares repurchased	(894)	(12,295)	(12,166)	(163,267)
Net decrease	(272)	$(3,826)	(10,166)	$(136,163)
Class C1†
Shares sold	1	$14	3	$59
Shares issued on reinvestment	0 *	0 ‡	0 *	1
Shares repurchased	(3)	(44)	(5)	(75)
Net decrease	(2)	$(30)	(2)	$(15)
Class R
Shares sold	187	$2,565	38,856	$506,733
Shares issued on reinvestment	2,073	28,190	2,356	31,839
Shares repurchased	(167)	(2,315)	(385)	(4,948)
Net increase	2,093	$28,440	40,827	$533,624

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

	Six Months Ended July 31, 2026		Year Ended January 31, 2026
	Shares	Amount	Shares	Amount
Defensive Growth Fund (cont’d)
Class I
Shares sold	6,679	$92,709	22,706	$303,472
Shares issued on reinvestment	4,282	58,219	4,999	67,585
Shares repurchased	(5,886)	(80,056)	(17,701)	(240,304)
Net increase	5,075	$70,872	10,004	$130,753

†	On April 24, 2026, the Fund closed its Class C1 shares.
*	Less than 1 share.
‡	Amount represents less than $1.
8. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following Underlying Funds were considered affiliated companies for all or some portion of the six months ended July 31, 2026. The following transactions were effected in such Underlying Funds for the six months ended July 31, 2026.

	Affiliate Value at January 31, 2026	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2026
Growth Fund		Cost	Shares	Proceeds	Shares
Franklin Small Cap Enhanced ETF
	$52,349,788	—	—	$23,507,895	821,464	$1,969,158	$150,351	—	$4,589,492	$35,400,543
ClearBridge Appreciation Fund, Class IS Shares
	47,268,484	—	—	6,721,945	193,949	1,270,975	—	—	491,399	42,308,913
ClearBridge Large Cap Growth Fund, Class IS Shares
	144,972,358	$643,577	8,652	86,792,710	1,174,243	5,563,610	—	$643,576	(5,002,321)	59,384,514
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	249,167,388	26,006,294	898,190	11,271,225	416,498	(452,809)	—	6,069,987	20,644,899	284,094,547
Putnam Large Cap Growth Fund, Class R6 Shares
	94,957,564	85,794,187	1,024,742	—	—	—	—	—	936,344	181,688,095
Putnam Large Cap Value Fund, Class R6 Shares
	143,526,242	15,899,491	378,758	17,249,902	431,442	274,352	829,855	—	13,968,384	156,418,567
Franklin FTSE Japan ETF
	—	18,389,571	461,329	8,220,732	231,683	(1,028,957)	39,223	—	(96,423)	9,043,459
Franklin Systematic Style Premia ETF
	18,796,367	820,406	30,024	—	—	—	—	—	934,249	20,551,022
ClearBridge International Growth Fund, Class IS Shares
	16,111,565	—	—	10,071,019	130,034	3,417,167	—	—	(3,385,276)	6,072,437
Franklin International Equity Fund, Class IS Shares
	45,692,988	18,156,708	816,387	1,885,903	81,996	24,487	—	—	3,907,897	65,896,177
Templeton Emerging Markets Equity Fund, Class A Shares
	51,977,226	17,733,065	595,266	14,300,025	437,612	1,299,771	—	—	8,351,326	65,061,363
Templeton Foreign Fund, Class R6 Shares
	16,287,406	—	—	10,137,312	1,010,686	2,142,778	—	—	(1,694,013)	6,598,859
Franklin U.S. Core Bond ETF
	23,762,892	6,102,717	284,056	24,917,190	1,152,635	4,764	255,225	—	(175,043)	4,778,140
Franklin BSP Lending Fund, Class R6 Shares
	23,078,938	—	—	—	—	—	870,727	—	22,828	23,101,766
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	10,322,909	—	—	10,515,379	688,938	2,894,644	—	—	(2,702,174)	—
	$938,272,115	$189,546,016		$225,591,237		$17,379,940	$2,145,381	$6,713,563	$40,791,568	$960,398,402

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

	Affiliate Value at January 31, 2026	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2026
Moderate Growth Fund		Cost	Shares	Proceeds	Shares
Franklin Small Cap Enhanced ETF
	$25,297,032	—	—	$11,443,416	398,933	$983,980	$72,388	—	$2,210,503	$17,048,099
ClearBridge Appreciation Fund, Class IS Shares
	22,841,381	—	—	3,376,366	95,316	810,309	—	—	110,532	20,385,856
ClearBridge Large Cap Growth Fund, Class IS Shares
	70,050,465	$308,351	4,145	41,988,879	568,920	3,702,993	—	$308,350	(3,494,991)	28,577,939
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	120,399,168	11,695,975	407,045	5,107,129	190,348	(211,194)	—	2,899,344	10,016,453	136,793,273
Putnam Large Cap Growth Fund, Class R6 Shares
	45,885,179	40,859,859	491,506	—	—	—	—	—	744,672	87,489,710
Putnam Large Cap Value Fund, Class R6 Shares
	69,480,566	6,440,139	153,628	7,492,605	187,958	109,206	402,242	—	6,787,663	75,324,969
Franklin FTSE Japan ETF
	—	8,858,210	222,152	3,959,820	111,560	(494,091)	18,797	—	(49,186)	4,355,113
Franklin Systematic Style Premia ETF
	10,909,609	297,323	10,881	—	—	—	—	—	535,801	11,742,733
ClearBridge International Growth Fund, Class IS Shares
	7,784,922	—	—	4,864,053	62,814	1,622,883	—	—	(1,608,291)	2,935,461
Franklin International Equity Fund, Class IS Shares
	22,081,196	8,433,670	379,804	706,888	30,734	7,205	—	—	1,892,924	31,708,107
Templeton Emerging Markets Equity Fund, Class A Shares
	25,114,506	9,046,386	302,821	7,555,537	229,794	731,277	—	—	3,993,359	31,329,991
Templeton Foreign Fund, Class R6 Shares
	7,870,216	—	—	4,911,540	489,691	1,038,080	—	—	(821,847)	3,174,909
Franklin High Yield Corporate ETF
	9,106,231	—	—	4,663,907	191,467	41,426	223,593	—	(171,598)	4,312,152
Franklin U.S. Core Bond ETF
	64,758,402	—	—	10,456,159	483,157	(185,374)	1,244,107	—	(1,439,728)	52,677,141
Franklin U.S. Treasury Bond ETF
	—	8,813,692	433,638	147,847	7,309	(708)	61,989	—	(151,347)	8,513,790
Franklin BSP Lending Fund, Class R6 Shares
	13,346,158	—	—	—	—	—	503,526	—	13,201	13,359,359
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	21,964,049	1,332,556	141,504	3,107,139	328,399	(130,028)	573,088	—	(130,636)	19,928,802
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	4,862,018	—	—	4,946,085	324,485	1,356,967	—	—	(1,272,900)	—
	$541,751,098	$96,086,161		$114,727,370		$9,382,931	$3,099,730	$3,207,694	$17,164,584	$549,657,404

	Affiliate Value at January 31, 2026	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2026
Conservative Growth Fund		Cost	Shares	Proceeds	Shares
Franklin Small Cap Enhanced ETF
	$10,504,514	—	—	$4,862,316	169,437	$420,535	$29,587	—	$904,437	$6,967,170
ClearBridge Appreciation Fund, Class IS Shares
	9,484,782	—	—	1,535,207	43,196	440,689	—	—	(58,782)	8,331,482
ClearBridge Large Cap Growth Fund, Class IS Shares
	29,083,912	$125,782	1,690	17,913,821	242,930	2,562,099	—	$125,782	(2,496,546)	11,361,426
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	49,991,530	5,377,284	190,926	3,550,672	130,540	(120,939)	—	1,182,752	4,211,650	55,908,853

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

	Affiliate Value at January 31, 2026	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2026
Conservative Growth Fund (cont’d)		Cost	Shares	Proceeds	Shares
Putnam Large Cap Growth Fund, Class R6 Shares
	$19,053,015	$16,672,993	200,777	—	—	—	—	—	$326,966	$36,052,974
Putnam Large Cap Value Fund, Class R6 Shares
	28,860,601	2,118,634	50,601	$3,042,517	76,081	$41,604	$166,458	—	2,805,568	30,783,890
Franklin High Yield Corporate ETF
	10,921,268	486	20	5,344,815	219,519	43,530	276,374	—	(204,370)	5,416,099
Franklin U.S. Core Bond ETF
	77,665,838	1,314,688	61,248	10,761,256	498,835	(225,584)	1,542,038	—	(1,830,715)	66,162,971
Franklin U.S. Treasury Bond ETF
	—	11,073,894	544,841	189,311	9,368	(1,094)	77,877	—	(190,093)	10,693,396
Franklin BSP Lending Fund, Class R6 Shares
	7,526,175	—	—	—	—	—	283,949	—	7,445	7,533,620
Franklin FTSE Japan ETF
	—	3,679,433	92,246	1,673,304	47,050	(205,115)	7,616	—	(21,196)	1,779,818
Franklin Systematic Style Premia ETF
	6,186,965	—	—	—	—	—	—	—	297,780	6,484,745
ClearBridge International Growth Fund, Class IS Shares
	3,232,756	—	—	2,092,806	27,034	697,833	—	—	(690,300)	1,147,483
Franklin International Equity Fund, Class IS Shares
	9,168,721	3,283,267	148,059	164,712	7,161	237	—	—	783,881	13,071,394
Templeton Emerging Markets Equity Fund, Class A Shares
	10,427,121	3,964,795	132,124	3,566,717	107,871	364,459	—	—	1,612,791	12,802,449
Templeton Foreign Fund, Class R6 Shares
	3,268,109	—	—	2,106,064	210,136	443,889	—	—	(358,182)	1,247,752
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	26,341,055	1,375,734	146,337	2,364,082	250,345	(104,323)	709,474	—	(217,725)	25,030,659
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	2,008,968	—	—	2,034,466	134,076	554,246	—	—	(528,748)	—
	$303,725,330	$48,986,990		$61,202,066		$4,912,066	$3,093,373	$1,308,534	$4,353,861	$300,776,181

	Affiliate Value at January 31, 2026	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2026
Defensive Growth Fund		Cost	Shares	Proceeds	Shares
Franklin High Yield Corporate ETF
	$5,752,292	—	—	$2,805,189	115,227	$24,951	$146,775	—	$(110,091)	$2,861,963
Franklin U.S. Core Bond ETF
	40,907,123	$555,794	25,893	5,403,171	250,990	(124,884)	818,118	—	(973,064)	34,961,798
Franklin U.S. Treasury Bond ETF
	—	5,827,401	286,711	75,904	3,757	(457)	41,086	—	(100,449)	5,650,591
Franklin BSP Lending Fund, Class R6 Shares
	2,559,889	—	—	—	—	—	96,580	—	2,532	2,562,421
Franklin Small Cap Enhanced ETF
	2,353,269	14,457	557	1,108,328	38,887	89,178	6,587	—	201,224	1,549,800
ClearBridge Appreciation Fund, Class IS Shares
	2,124,858	—	—	391,864	11,077	130,616	—	—	(48,887)	1,814,723
ClearBridge Large Cap Growth Fund, Class IS Shares
	6,514,785	27,715	372	3,959,961	54,196	672,072	—	$27,715	(693,706)	2,560,905
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	11,198,392	1,339,349	47,977	975,665	36,137	(33,071)	—	261,559	944,194	12,473,199

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Affiliate Value at January 31, 2026	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2026
Defensive Growth Fund (cont’d)		Cost	Shares	Proceeds	Shares
Putnam Large Cap Growth Fund, Class R6 Shares
	$4,268,260	$3,586,832	43,915	—	—	—	—	—	$133,032	$7,988,124
Putnam Large Cap Value Fund, Class R6 Shares
	6,485,006	499,300	11,983	$775,049	19,244	$7,398	$37,481	—	631,456	6,848,111
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	13,873,408	644,348	68,635	1,119,770	118,804	(51,631)	376,401	—	(119,724)	13,226,631
Franklin FTSE Japan ETF
	—	834,368	20,916	386,403	10,863	(47,290)	1,691	—	(4,788)	395,887
Franklin Systematic Style Premia ETF
	2,157,478	—	—	92,060	3,341	15,910	—	—	85,406	2,166,734
ClearBridge International Growth Fund, Class IS Shares
	724,105	—	—	470,551	6,091	156,279	—	—	(155,448)	254,385
Franklin International Equity Fund, Class IS Shares
	2,053,787	710,303	31,918	26,138	1,137	(46)	—	—	171,846	2,909,752
Templeton Emerging Markets Equity Fund, Class A Shares
	2,335,536	906,914	30,179	828,045	25,336	75,530	—	—	357,689	2,847,624
Templeton Foreign Fund, Class R6 Shares
	732,076	—	—	473,496	47,296	99,384	—	—	(80,794)	277,170
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	430,200	—	—	428,572	28,711	111,615	—	—	(113,243)	—
	$104,470,464	$14,946,781		$19,320,166		$1,125,554	$1,524,719	$289,274	$127,185	$101,349,818

9. Redemption facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Templeton or its affiliates, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Funds did not utilize the Global Credit Facility during the six months ended July 31, 2026.
10. Recent accounting pronouncement
In September 2026, the FASB issued Accounting Standards Update (ASU) No. 2026-03, Fair Value Measurement (Topic 820) — Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU require contractual sale restrictions to be considered in measuring the fair value of equity securities and require disclosure of the amount of the discount attributable to the contractual sale restriction. The ASU is effective for interim and annual reporting periods beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact on the financial statements.
11. Operating segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Funds within the Funds’ investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Funds’ operating results and allocating resources in accordance with the Funds’ investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. The Funds’ Schedules of Investments provide details of the Funds’ investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin Multi-Asset Allocation Funds 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Franklin Multi-Asset Allocation Funds

Board Approval of Management and
Subadvisory Agreements (unaudited)
Legg Mason Partners Investment Trust
 — Franklin Multi-Asset Growth Fund
At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 6-7, 2026, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to Franklin Multi-Asset Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2026 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Multi-Asset Allocation Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management throughout the year at periodic intervals information comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation aggressive growth funds by Lipper, showed, among other data, that the performance of the Fund’s Class A shares was above the median performance of the funds in the Performance Universe for the 5-year period ended December 31, 2025 and was below the median performance of the funds in the Performance Universe for the 1-, 3- and 10-year periods ended December 31, 2025. The Board noted the explanations from the Manager and Franklin Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Expense ratios
The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there

Franklin Multi-Asset Allocation Funds

is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.
The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s overall expense ratio with those of a group of funds of funds consisting of 10 mixed-asset target allocation aggressive growth funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation aggressive growth funds of funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and above the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2027.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the expense arrangements for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to Franklin Templeton’s investment management business. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Multi-Asset Allocation Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Legg Mason Partners Investment Trust
 — Franklin Multi-Asset Moderate Growth Fund
At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 6-7, 2026, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to Franklin Multi-Asset Moderate Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2026 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Multi-Asset Allocation Funds

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management throughout the year at periodic intervals information comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation growth funds by Lipper, showed, among other data, that the performance of the Fund’s Class A shares was above the median performance of the funds in the Performance Universe for the 3- and 5-year periods ended December 31, 2025 and was below the median performance of the funds in the Performance Universe for the 1- and 10-year periods ended December 31, 2025. The Board noted the explanations from the Manager and Franklin Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Expense ratios
The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there

Franklin Multi-Asset Allocation Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.
The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s overall expense ratio with those of a group of funds of funds consisting of 11 mixed-asset target allocation growth funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation growth funds of funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s actual total expense ratio was below the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and above the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2027.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the expense arrangements for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to Franklin Templeton’s investment management business. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Multi-Asset Allocation Funds

Legg Mason Partners Investment Trust
 — Franklin Multi-Asset Conservative Growth Fund
At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 6-7, 2026, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to Franklin Multi-Asset Conservative Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2026 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Multi-Asset Allocation Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management throughout the year at periodic intervals information comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation moderate funds by Lipper, showed, among other data, that the performance of the Fund’s Class A shares was below the median performance of the funds in the Performance Universe for the 1-year period ended December 31, 2025 and was above the median performance of the funds in the Performance Universe for the 3-, 5- and 10-year periods ended December 31, 2025. The Board noted the explanations from the Manager and Franklin Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Expense ratios
The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there

Franklin Multi-Asset Allocation Funds

is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.
The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s overall expense ratio with those of a group of funds of funds consisting of nine mixed-asset target allocation moderate funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation moderate funds of funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s actual total expense ratio was below the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and above the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board took into account management’s discussion of the Fund’s expenses and noted the limited size of the Expense Group. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2027.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the expense arrangements for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to Franklin Templeton’s investment management business. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Multi-Asset Allocation Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Legg Mason Partners Investment Trust
 — Franklin Multi-Asset Defensive Growth Fund
At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 6-7, 2026, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to Franklin Multi-Asset Defensive Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2026 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Multi-Asset Allocation Funds

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management throughout the year at periodic intervals information comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation conservative funds by Lipper, showed, among other data, that the performance of the Fund’s Class A shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2025 was above the median performance of the funds in the Performance Universe for each period.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Expense ratios
The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.

Franklin Multi-Asset Allocation Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s overall expense ratio with those of a group of funds of funds consisting of 12 mixed-asset target allocation conservative funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation conservative funds of funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and above the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2027.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the expense arrangements for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to Franklin Templeton’s investment management business. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Multi-Asset Allocation Funds

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Franklin
Multi-Asset Allocation Funds
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public
accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Franklin Multi-Asset Allocation Funds
Franklin Multi-Asset Growth Fund
Franklin Multi-Asset Moderate Growth Fund
Franklin Multi-Asset Conservative Growth Fund
Franklin Multi-Asset Defensive Growth Fund
The Funds are separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
Franklin Multi-Asset Allocation Funds
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at 877-6LM-FUND/656-3863.
Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Multi-Asset Allocation Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.
Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FMAAF-SFSOI 9/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 23, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	September 23, 2026